Acquisitions	12 Months Ended
Jun. 30, 2012
Acquisitions
Acquisitions
During 2012, the Company completed four acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $141 million. Total purchase price for the four acquisitions was approximately $156 million in cash and $6 million in assumed debt. Also during 2012, the Company purchased the outstanding shares not previously owned by the Company in two majority-owned subsidiaries. Total purchase price for the two majority-owned subsidiaries was $147 million in cash.
During 2011, the Company completed three acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $65 million. Total purchase price for the three acquisitions in 2011 was approximately $61 million in cash.
During 2010, the Company completed one acquisition whose aggregate sales for its most recent fiscal year prior to acquisition were $11 million. Total purchase price for this business was approximately $5 million in cash.
The results of operations for all acquisitions are included as of the respective dates of acquisition. The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2012, 2011 and 2010 are presented below. Some of the 2012 purchase price allocations are preliminary and may require subsequent adjustment primarily to the values currently assigned to plant and equipment and intangible assets.

	2012	2011	2010
Assets acquired:
Accounts receivable	$24,833	$9,332	$908
Inventories	29,102	7,908	447
Prepaid expenses	1,541	69	(575)
Deferred income taxes	5,679	468	—
Plant and equipment	28,929	5,376	408
Intangible and other assets	59,576	35,094	4,198
Goodwill	68,144	8,715	2,891
	217,804	66,962	8,277
Liabilities assumed:
Notes payable	1,887	—	—
Accounts payable, trade	7,189	2,440	531
Accrued payrolls and other compensation	3,672	765	219
Accrued domestic and foreign taxes	2,882	215	(91)
Other accrued liabilities	5,984	1,500	2,587
Long-term debt	4,365	—	—
Pensions and other postretirement benefits	11,396	—	—
Deferred income taxes	24,062	1,815	(420)
Other liabilities	111	—	—
	61,548	6,735	2,826
Net assets acquired	$156,256	$60,227	$5,451